Prepayment and other current assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Prepayment and other current assets
Third-party platform funds receivable	[1]	¥ 91,747		¥ 0
VAT prepayments		62,496		0
Supplier rebate receivables		49,909		71,547
Receivable from a third party		0		29,500
Interest receivable		8,928		27,997
Prepaid taxes related with overseas purchase		31,470		15,367
Prepaid vendors deposits		16,427		10,709
Prepaid advertising fees		16,775		9,361
Prepaid rental fees		9,656		7,895
Rebate receivable from third-party online payment platforms		0		10,664
Receivables related to employee share options exercise		0		469
Other receivables		7,287		14,358
Total		¥ 294,695	$ 45,294	¥ 197,867

[1]	This balance represents cash deposits from Jiedian customers that use its portable power banks, held by third-party on-line payment service providers.